SHARE BASED COMPENSATION - Summary of share options activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of Share Options
Outstanding, beginning balance	2,822,807
Granted	879,000	1,236,146	1,028,728
Exercised	(835,615)
Forfeited	(126,172)
Outstanding, ending balance	2,740,020	2,822,807
Vested and expected to vest	3,954,565
Exercisable	1,983,975
Weighted Average Exercise Price
Outstanding, beginning balance	$ 1.91
Granted	0.29
Exercised	0.73
Forfeited	3.65
Outstanding, ending balance	1.67	$ 1.91
Vested and expected to vest	1.88
Exercisable	$ 2.18
Weighted Average Remaining Contractual Years
Outstanding	6 years 10 months 24 days	6 years 10 months 6 days
Vested and expected to vest	5 years 7 months 2 days
Exercisable	5 years 9 months 18 days
Outstanding, Aggregate Intrinsic Value	$ 1,976	$ 4,311
Vested and expected to vest, Aggregate Intrinsic Value	2,059
Exercisable, Aggregate Intrinsic Value	$ 835